CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flows from Operating Activities:
Net income	$ 55,248	$ 10,431
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	64,230	64,337
Amortization of deferred dry-docking costs	5,101	5,206
Amortization of loan fees	1,867	2,140
Interest expense on long-term receivable, net	1,948	0
Change in fair value of derivative instruments	12,554	(649)
Loss on sale of vessel	3,050	0
Impairment charges	13,450	0
Payments for dry-docking	(1,533)	(4,742)
(Increase) Decrease in:
Accounts receivables	5,549	3,555
Margin deposits	(5,617)
Inventories	(1,833)	2,927
Prepaid insurance and other	(1,480)	(563)
Capitalized voyage expenses	(390)	(105)
Increase (Decrease) in:
Payables	(3,700)	(2,801)
Accrued liabilities	(9,321)	(113)
Unearned revenue	2,956	4,981
Net Cash provided by Operating Activities	142,079	84,604
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(24,491)	(31,914)
Vessel acquisitions and/or improvements	(32,931)	(930)
Proceeds from sale of vessels	73,525	0
Net Cash provided by (used in) Investing Activities	16,103	(32,844)
Cash Flows from Financing Activities:
Proceeds from long-term debt	101,978	204,416
Financing costs	(908)	(1,309)
Payments of long-term debt	(176,694)	(268,878)
Purchase of treasury stock, net	(5,071)	0
Proceeds from stock issuance program, net	3,461	871
Cash dividends	(26,166)	(24,800)
Capital contribution from noncontrolling interest to subsidiary	4,000	10,000
Net Cash used in Financing Activities	(99,400)	(79,700)
Net increase (decrease) in cash and cash equivalents and restricted cash	58,782	(27,940)
Cash and cash equivalents and restricted cash at beginning of period	197,770	220,526
Cash and cash equivalents and restricted cash at end of period	256,552	192,586
Current Assets:
Cash and cash equivalents	244,497	182,929
Restricted cash	12,055	9,657
Total Cash and cash equivalents and restricted cash	$ 256,552	$ 192,586